Reporting Segments - Schedule of Assets and Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Cash and deposits in banks	$ 987,680	$ 964,030
Cash items in process of collection	318,658	157,017
Financial instruments at fair value through profit or loss	96,943
Financial instruments at fair value through other comprehensive income	2,657,154
Loans and accounts receivable at amortized cost and interbank loans	21,055,614
Financial instruments at amortized cost	198,923
Investments under resale agreements	109,467	28,524
Financial derivative contracts	1,368,957	1,248,775
Trading investments		415,061
Loans and accounts receivable from customers, net and interbank loans		19,834,155
Available for sale instruments		2,663,478
Held to maturity investments		202,030
Intangible assets	1,570,964	1,562,654
Property, plant, and equipment	95,564	130,579	$ 121,043
Current taxes	123,129	238,452
Deferred taxes	178,686	140,685
Other assets	501,797	429,025
Other non-current assets held for sale	59,802	18,308
TOTAL ASSETS	29,323,338	28,032,773
LIABILITIES
Deposits and other demand liabilities	4,300,475	4,141,667
Cash in process of being cleared	247,165	109,496
Obligations under repurchase agreements	1,015,614	420,920
Time deposits and other time liabilities	10,121,111	10,065,243
Financial derivative contracts	1,112,806	1,095,154
Interbank borrowings	2,327,723	2,196,130
Debt instruments issued	6,010,124	5,950,038
Other financial liabilities	12,400	17,066
Current taxes	1,191	624
Deferred taxes	471	26,354
Provisions	214,903	117,889
Other liabilities	521,795	463,435
Liabilities directly associated with non-current assets held for sale	0	0
TOTAL LIABILITIES	25,885,778	24,604,016
Chile [member]
Disclosure of geographical areas [line items]
Cash and deposits in banks	483,416	609,279
Cash items in process of collection	318,433	155,950
Financial instruments at fair value through profit or loss	54,162
Financial instruments at fair value through other comprehensive income	1,594,955
Loans and accounts receivable at amortized cost and interbank loans	16,616,358
Financial instruments at amortized cost	122,385
Investments under resale agreements	91,510	2,292
Financial derivative contracts	1,266,218	1,158,002
Trading investments		25,652
Loans and accounts receivable from customers, net and interbank loans		15,599,269
Available for sale instruments		1,937,909
Held to maturity investments		95,652
Intangible assets	1,432,529	1,378,942
Property, plant, and equipment	78,430	82,481
Current taxes	70,255	202,093
Deferred taxes	151,194	140,685
Other assets	378,691	348,717
Other non-current assets held for sale	59,802	18,308
TOTAL ASSETS	22,718,338	21,755,231
LIABILITIES
Deposits and other demand liabilities	2,463,722	2,399,159
Cash in process of being cleared	247,165	109,496
Obligations under repurchase agreements	370,623	44,264
Time deposits and other time liabilities	8,104,729	7,868,572
Financial derivative contracts	1,035,394	1,036,024
Interbank borrowings	1,602,125	1,545,143
Debt instruments issued	5,445,000	5,484,562
Other financial liabilities	12,400	16,255
Current taxes	528	624
Deferred taxes		53
Provisions	140,663	61,038
Other liabilities	471,672	399,760
Liabilities directly associated with non-current assets held for sale	0	0
TOTAL LIABILITIES	19,894,021	18,964,950
Colombia [member]
Disclosure of geographical areas [line items]
Cash and deposits in banks	504,264	354,751
Cash items in process of collection	225	1,067
Financial instruments at fair value through profit or loss	42,781
Financial instruments at fair value through other comprehensive income	1,062,199
Loans and accounts receivable at amortized cost and interbank loans	4,439,256
Financial instruments at amortized cost	76,538
Investments under resale agreements	17,957	26,232
Financial derivative contracts	102,739	90,773
Trading investments		389,409
Loans and accounts receivable from customers, net and interbank loans		4,234,886
Available for sale instruments		725,569
Held to maturity investments		106,378
Intangible assets	138,435	183,712
Property, plant, and equipment	17,134	48,098
Current taxes	52,874	36,359
Deferred taxes	27,492
Other assets	123,106	80,308
TOTAL ASSETS	6,605,000	6,277,542
LIABILITIES
Deposits and other demand liabilities	1,836,753	1,742,508
Obligations under repurchase agreements	644,991	376,656
Time deposits and other time liabilities	2,016,382	2,196,671
Financial derivative contracts	77,412	59,130
Interbank borrowings	725,598	650,987
Debt instruments issued	565,124	465,476
Other financial liabilities		811
Current taxes	663
Deferred taxes	471	26,301
Provisions	74,240	56,851
Other liabilities	50,123	63,675
Liabilities directly associated with non-current assets held for sale	0	0
TOTAL LIABILITIES	$ 5,991,757	$ 5,639,066